Short-Term Deposits and Restricted Cash (Schedule of Short-Term Deposits and Restricted Cash) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of short-term investments and deposits [Abstract]
Short-term deposits and restricted cash	[1]	$ 564,247	$ 33,554
Restricted cash		$ 64,000	$ 34,000

[1]	$64 million relates to restricted cash (2019: $34 million). For further information, refer to Notes 16B to 16E and 29D.